Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	001-38322
Entity Registrant Name	FTE NETWORKS, INC.
Entity Central Index Key	0001122063
Entity Tax Identification Number	81-0438093
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Local Phone Number	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false